Provisions and other liabilities - Summary of Weighted Average Duration of Obligation for Pensions and Other Long-term Benefits in Principal Countries (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	10 years
France
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	13 years	13 years	13 years
Germany
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	15 years	15 years	15 years
USA
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	14 years	13 years	14 years
UK
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	17 years	17 years	17 years